restructuring and other costs	12 Months Ended
Dec. 31, 2017
restructuring and other costs
restructuring and other costs

16restructuring and other costs

(a)Details of restructuring and other costs

With the objective of reducing ongoing costs, we incur associated incremental, non-recurring restructuring costs, as discussed further in (b) following. We may also incur atypical charges when undertaking major or transformational changes to our business or operating models, as discussed further in (c) following. We also include incremental external costs incurred in connection with business acquisition or disposition activity, as well as litigation costs, in the context of significant losses or settlements, in other costs.

Restructuring and other costs are presented in the Consolidated statements of income and other comprehensive income, as set out in the following table:

	Restructuring (b)		Other (c)		Total
Years ended December 31 (millions)	2017	2016	2017	2016	2017	2016
Goods and services purchased	$66	$62	$37	$—	$103	$62
Employee benefits expense	26	112	10	305	36	417

	$92	$174	$47	$305	$139	$479

(b)Restructuring provisions

Employee-related provisions and other provisions, as presented in Note 25, include amounts in respect of restructuring activities. In 2017, restructuring activities included ongoing and incremental efficiency initiatives, including personnel-related costs and rationalization of real estate. These initiatives were intended to improve our long-term operating productivity and competitiveness.

(c) Other costs

For the year ended December 31, 2017, incremental external costs were incurred in connection with business acquisition activity. In connection with our acquisition of a portion of Manitoba Telecom Services Inc. postpaid wireless subscribers, as discussed further in Note 18(b), non-recurring atypical business integration expenditures that would be considered neither restructuring costs nor part of the fair value of the net assets acquired have been included in other costs.

For the year ended December 31, 2016, other costs were in respect of immediately vesting, transformative compensation expense for substantially all of our existing unionized (see Note 29(c)) and non-unionized Canadian-situated workforces; a portion of the expense is considered share-based compensation for accounting purposes, as set out in Note 14(a). The compensation vested immediately, and thus was expensed when incurred, as there was no requisite service period of the recipients. The one-time payment to our existing unionized Canadian-situated workforce was compensation in respect of collective agreement concessions that moderate future labour costs and underpin productivity improvements, as well as in lieu of salary increases that would otherwise have been effective July 1, 2016, 2017 and 2018; the one-time payment to our non-unionized Canadian-situated workforce was in lieu of general salary increases that would otherwise have been awarded in 2017 and 2018.